UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24007

JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND

(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116 (Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE

TREASURER

200 BERKELEY STREET

BOSTON, MA 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

ITEM 1. REPORT TO STOCKHOLDERS.

Annual report
John Hancock
CQS Asset Backed Securities Fund
Closed-end alternative
October 31, 2025

John Hancock
CQS Asset Backed Securities Fund

2	Your fund at a glance
5	Management’s discussion of fund performance
6	A look at performance
8	Consolidated Fund’s investments
14	Consolidated financial statements
18	Consolidated financial highlights
21	Notes to consolidated financial statements
33	Report of independent registered public accounting firm
34	Tax information
35	Additional information
37	Trustees and Officers
40	More information
1	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND | ANNUAL REPORT

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to generate a return comprised of both current income and capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/2025 (%)

The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-6020. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
| JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND	2

PERFORMANCE HIGHLIGHTS OVER THE PERIOD

The fund delivered a positive return for the period from January 21, 2025 (commencement of operations) to October 31, 2025
The fund’s results for the period reflect the benefits of a diversified asset-backed securities (ABS) approach, with multiple strategies contributing to overall portfolio resilience and positive returns.
Diversification supported stability through volatility
Exposure across ABS sectors helped cushion the impact of spring volatility and positioned the portfolio to benefit from improving credit conditions later in the year.
Active management captured recovery opportunities
Dynamic positioning and disciplined risk controls enabled the fund to navigate market swings and participate in the rebound as spreads tightened.
PORTFOLIO COMPOSITION AS OF 10/31/2025 (% of total investments)

3	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND |

QUALITY COMPOSITION AS OF 10/31/2025 (% of total investments)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.
| JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND	4

Management’s discussion of fund performance
How would you describe the investment backdrop for the period from January 21, 2025 (commencement of operations) to October 31, 2025?
The investment backdrop for the period was marked by persistent macro uncertainty and intermittent volatility. Geopolitical risks, global trade tensions, and shifting investor sentiment drove episodes of risk repricing, most notably in early spring when tariff-related headlines pressured credit spreads and liquidity.
Despite these headwinds, structured credit markets showed relative stability, supported by solid fundamentals and ongoing demand for income-oriented assets. As the year progressed, improving market conditions and recovery in risk appetite led to tighter spreads and renewed issuance activity, creating a more constructive environment for ABS markets heading into year-end.
How did the fund perform?
Despite a volatile backdrop, including spring weakness driven by tariff-related headlines and risk-off sentiment, the fund achieved a positive outcome for the period. Performance was led by U.S. credit risk transfer strategies and European CLOs, which delivered the most significant gains. Residential mortgage-backed securities added further support, while commercial mortgage-backed securities and consumer ABS contributed smaller but positive returns. Aircraft exposures remained stable and continued to provide diversification. Credit hedge positions detracted from performance, particularly during April’s tariff related volatility. The fund’s diversified structure and disciplined risk management helped limit downside risk during periods of stress and positioned the portfolio to participate in the recovery as credit markets strengthened later in the year.
COUNTRY COMPOSITION AS OF 10/31/2025 (% of total investments)
United States	50.7
Ireland	44.3
Spain	3.4
United Kingdom	1.6
TOTAL	100.0
The views expressed in this report are exclusively those of the portfolio management team at CQS (US), LLC and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
5	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND |

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2025

	Average annual total returns (%) with maximum sales charge	Cumulative total returns (%) with maximum sales charge
	Since inception (1-21-25)	Accumulated
Class A1	0.09	0.09
Class I1	2.85	2.85
Class U1	2.29	2.29
Index†	3.38	3.38
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 2.5%. Sales charges are not applicable to Class I shares and Class U shares.
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-6020 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the ICE BofA 0-3 Month U.S. Treasury Bill Index.
See the following page for footnotes.
| JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND	6

This chart shows what happened to a hypothetical $10,000 investment in John Hancock CQS Asset Backed Securities Fund for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in ICE BofA 0-3 Month U.S. Treasury Bill Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class A1	1-21-25	10,009	10,264	10,338
Class U1	1-21-25	10,229	10,229	10,338
The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
The returns reflect past results and should not be considered indicative of future performance.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
7	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND |

Consolidated Fund’s investments
AS OF 10-31-25
	Rate (%)	Maturity date		Par value^	Value
Collateralized mortgage obligations 51.4%					$51,136,256
(Cost $50,924,248)
Commercial and residential 10.9%					10,874,765
Castell PLC
Series 2025-1, Class E (SONIA + 3.500%) (A)	7.476	01-27-62	GBP	433,997	577,580
Series 2025-1, Class F (SONIA + 4.620%) (A)	8.596	01-27-62	GBP	677,995	900,529
Series 2025-1, Class G (SONIA + 6.320%) (A)	10.296	01-27-62	GBP	645,995	860,178
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class E (B)(C)	3.208	07-10-47		1,500,000	1,125,165
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR11, Class E (B)(C)	4.370	08-10-50		1,000,000	915,710
Series 2014-CR19, Class E (B)(C)	3.925	08-10-47		2,483,000	2,346,410
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2014-LC15, Class E (B)	3.500	04-10-47		1,500,000	1,305,030
JPMDB Commercial Mortgage Securities Trust
Series 2015-WPG, Class C (B)(C)	3.516	06-05-35		500,000	426,315
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class B	3.499	04-15-46		973,156	895,323
UBS Commercial Mortgage Trust
Series 2012-C1, Class E (B)(C)	5.000	05-10-45		1,682,311	1,522,525
U.S. Government Agency 40.5%					40,261,491
FARM Mortgage Trust
Series 2025-1, Class B (B)(C)	5.628	08-01-55		3,441,329	3,041,609
Federal Home Loan Mortgage Corp.
Series 2020-DNA6, Class B2 (30 day Average SOFR + 5.650%) (A)(B)	9.833	12-25-50		2,750,000	3,174,386
Series 2020-HQA3, Class B2 (30 day Average SOFR + 10.114%) (A)(B)(D)	14.297	07-25-50		1,220,000	1,618,778
Series 2020-HQA4, Class B2 (30 day Average SOFR + 9.514%) (A)(B)(D)	13.697	09-25-50		2,500,000	3,273,733
Series 2020-HQA5, Class B2 (30 day Average SOFR + 7.400%) (A)(B)(D)	11.583	11-25-50		2,743,000	3,370,154
Series 2021-DNA1, Class B2 (30 day Average SOFR + 4.750%) (A)(B)(D)	8.933	01-25-51		3,000,000	3,325,683
Series 2021-DNA2, Class B2 (30 day Average SOFR + 6.000%) (A)(B)(D)	10.183	08-25-33		2,750,000	3,389,940
Series 2021-DNA3, Class B2 (30 day Average SOFR + 6.250%) (A)(B)(D)	10.433	10-25-33		2,400,000	2,979,226
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND	8

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
Series 2021-HQA1, Class B2 (30 day Average SOFR + 5.000%) (A)(B)(D)	9.183	08-25-33		3,000,000	$3,502,500
Series 2021-HQA2, Class B2 (30 day Average SOFR + 5.450%) (A)(B)	9.633	12-25-33		2,750,000	3,253,558
Series 2021-HQA4, Class B2 (30 day Average SOFR + 7.000%) (A)(B)(D)	11.183	12-25-41		3,000,000	3,164,447
Federal National Mortgage Association
Series 2020-SBT1, Class 1B1 (30 day Average SOFR + 6.864%) (A)(B)(D)	11.221	02-25-40		3,000,000	3,167,670

Series 2023-R06, Class 1B2 (30 day Average SOFR + 5.900%) (A)(B)(D)	10.083	07-25-43		2,762,800	2,999,807
Asset-backed securities 79.8%					$79,428,509
(Cost $77,787,715)
Asset-backed securities 19.8%					19,723,491
APL Finance DAC
Series 2025-1A, Class D (B)	8.150	03-20-36		2,500,000	2,487,382
BBVA Consumo FTA
Series 2025-1, Class D (3 month EURIBOR + 3.150%) (A)	5.184	08-21-38	EUR	1,698,554	1,968,295
Bridgecrest Lending Auto Securitization Trust
Series 2025-3, Class D	5.270	05-15-31		3,000,000	2,990,106
Series 2025-4, Class D	5.410	08-15-31		228,000	227,350
CPS Auto Receivables Trust
Series 2025-C, Class D (B)	5.280	10-15-31		3,000,000	2,998,484
Series 2025-D, Class D (B)	5.450	02-17-32		1,510,000	1,511,983
Exeter Select Automobile Receivables Trust
Series 2025-2, Class D	5.340	01-15-32		98,000	97,742
FIGRE Trust
Series 2025-HE1, Class G PO (B)	2.976	01-25-55		810,799	74,753
Series 2025-HE1, Class XS IO (B)	4.379	01-25-55		27,100,906	2,351,058
Series 2025-HE3, Class F (B)(C)	9.081	05-25-55		612,000	653,713
GGAM Master Trust International, Ltd.
Series 2025-1A, Class Y (B)	9.702	09-30-60		1,500,000	1,481,193
Santander Consumo 8 Fondo de Titulizacion
Series 8, Class E (3 month EURIBOR + 4.500%) (A)	6.510	01-21-40	EUR	2,500,000	2,881,432
Collateralized loan obligations 60.0%					59,705,018
AlbaCore Euro CLO I DAC
Series 1X, Class ER (3 month EURIBOR + 5.960%) (A)(D)	7.964	10-18-34	EUR	3,000,000	3,373,784
9	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Collateralized loan obligations (continued)
Anchorage Capital Europe CLO DAC
Series 3X, Class FR (3 month EURIBOR + 8.490%) (A)(D)	10.499	10-15-38	EUR	2,300,000	$2,632,333
Series 8X, Class FR (3 month EURIBOR + 8.250%) (A)(B)(D)	10.315	10-25-38	EUR	1,000,000	1,125,370
Anchorage Capital Europe CLO I DAC
Series 1X, Class SUB (E)	—	04-15-39	EUR	2,500,000	1,344,039
Aqueduct European CLO XII DAC
Series 2025-12X, Class SUB (E)	—	07-25-38	EUR	1,000,000	1,049,116
Aqueduct European CLO XIII DAC
Series 2025-13X, Class SUB (E)	—	01-25-35	EUR	2,800,000	1,549,246
Series 2025-13X, Class Z2 (E)	—	01-25-35	EUR	239,843	83,717
Aurium CLO IX DAC
Series 9X, Class F (3 month EURIBOR + 9.360%) (A)(D)	11.425	10-28-34	EUR	2,000,000	2,298,218
Barings Euro CLO DAC
Series 2015-1A, Class ERR (3 month EURIBOR + 6.860%) (A)(B)(D)	8.925	07-25-35	EUR	1,500,000	1,696,956
Series 2020-1X, Class FRR (3 month EURIBOR + 8.140%) (A)	10.150	10-21-38	EUR	1,200,000	1,314,148
Series 2024-1A, Class F (3 month EURIBOR + 8.930%) (A)(B)(D)	10.934	07-20-37	EUR	2,400,000	2,669,944
Carlyle Euro CLO DAC
Series 2014-1X, Class ERR (3 month EURIBOR + 8.450%) (A)(D)	10.459	04-15-38	EUR	400,000	452,402
Series 2015-2X, Class ER (3 month EURIBOR + 9.010%) (A)(D)	11.013	11-10-35	EUR	3,560,000	3,933,530
Series 2020-2X, Class D (3 month EURIBOR + 6.060%) (A)(D)	8.069	01-15-34	EUR	1,000,000	1,123,705
Series 2025-2X, Class D (3 month EURIBOR + 5.900%) (A)	7.859	07-15-38	EUR	3,000,000	3,467,581
Contego CLO XI DAC
Series 11X, Class FR (3 month EURIBOR + 8.410%) (A)(D)	10.438	11-20-38	EUR	1,000,000	1,128,901
CVC Cordatus Loan Fund X DAC
Series 10A, Class FR (3 month EURIBOR + 8.260%) (A)(B)(D)	10.325	01-26-38	EUR	700,000	810,011
Dryden Euro CLO DAC
Series 2017-56X, Class SUB (E)	—	04-15-38	EUR	1,623,000	1,444,523
Series 2020-79X, Class ER (3 month EURIBOR + 6.470%) (A)(D)	8.474	01-18-35	EUR	1,500,000	1,703,021
Series 2022-111X, Class SUB (E)	—	07-21-38	EUR	1,000,000	928,982
Hayfin Funding DAC
Series 13X, Class F (3 month EURIBOR + 8.340%) (A)(D)	10.349	01-15-37	EUR	600,000	674,719
Henley CLO III DAC
Series 3X, Class SUB (E)	—	12-25-35	EUR	2,500,000	1,790,109
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND	10

	Rate (%)	Maturity date		Par value^	Value
Collateralized loan obligations (continued)
Henley CLO VI DAC
Series 6X, Class E (3 month EURIBOR + 6.110%) (A)(D)	8.175	06-10-34	EUR	1,000,000	$1,147,542
Invesco Euro CLO IV DAC
Series 4X, Class F (3 month EURIBOR + 7.430%) (A)(D)	9.439	04-15-33	EUR	1,600,000	1,641,398
Madison Park Euro Funding XIX DAC
Series 19X, Class M (E)	—	01-15-38	EUR	1,000,000	970,134
OCP Euro CLO DAC
Series 2023-8A, Class SUB (B)(E)	—	01-20-37	EUR	1,000,000	790,919
Series 2023-8X, Class SUB (E)	—	01-20-37	EUR	1,500,000	1,186,378
Penta CLO DAC
Series 2017-3A, Class FRR (3 month EURIBOR + 7.740%) (A)(B)(D)	9.756	10-17-38	EUR	2,000,000	2,231,003
Providus CLO III DAC
Series 3X, Class FR (3 month EURIBOR + 8.700%) (A)	10.704	07-18-34	EUR	1,100,000	1,242,903
Providus CLO IX DAC
Series 9X, Class FR (3 month EURIBOR + 8.160%) (A)(D)	10.164	01-18-38	EUR	600,000	677,996
Rockford Tower Europe DAC
Series 2024-1X, Class SUB (E)	—	07-15-38	EUR	1,020,000	918,659
RRE 23 Loan Management DAC
Series 23A, Class SUB (B)(E)	—	04-15-25	EUR	2,800,000	2,833,197
St. Paul’s CLO II DAC
Series 2X, Class FR4 (3 month EURIBOR + 8.880%) (A)(D)	10.945	10-25-35	EUR	3,200,000	3,509,936
St. Paul’s CLO IV DAC
Series 4X, Class DRRR (3 month EURIBOR + 4.970%) (A)	7.035	04-25-30	EUR	650,000	715,555
St. Paul’s CLO VIII DAC
Series 8X, Class F (3 month EURIBOR + 5.900%) (A)(D)	7.916	07-17-30	EUR	3,000,000	3,288,545
St. Paul’s CLO X DAC

Series 10X, Class ER (3 month EURIBOR + 6.360%) (A)(D)	8.375	04-22-35	EUR	1,725,000	1,956,498
Profit participating notes 3.5%					$3,469,477
(Cost $3,480,763)
Financials 3.5%					3,469,477
Trafalgar Finance DAC (3 month EURIBOR + 7.950%) (A)(F)	9.990	04-30-46	EUR	3,010,000	3,469,477
11	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Credit-linked notes 1.4%				$1,365,647
(Cost $1,365,661)
Consumer loans 1.4%				1,365,647
Huntington Bank Auto Credit-Linked Note
Series 2025-1, Class D (30 day Average SOFR + 3.500%) (A)(B)	7.684	03-21-33	1,365,661	1,365,647

	Yield (%)	Shares	Value
Short-term investments 7.4%			$7,379,303
(Cost $7,379,303)
Short-term funds 7.4%			7,379,303
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.0278(G)	7,379,303	7,379,303

Total investments (Cost $140,937,690) 143.5%	$142,779,192
Other assets and liabilities, net (43.5%)	(43,299,117)
Total net assets 100.0%	$99,480,075

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $72,984,259 or 73.4% of the fund’s net assets as of 10-31-25.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	All or a portion of this security is segregated as collateral for reverse repurchase agreements.
(E)	Notes do not bear interest and represent the ownership of the residual interest in the issuing entity. Distributions are made only after all classes senior in priority have received all amounts due.
(F)	Security purchased or sold on a when-issued or delayed delivery basis.
(G)	The rate shown is the annualized seven-day yield as of 10-31-25.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND	12

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	11,690,974	EUR	10,000,000	SSB	11/20/2025	$154,080	—
USD	31,485,740	EUR	27,000,000	SSB	11/28/2025	322,066	—
USD	2,417,959	GBP	1,800,000	SSB	11/20/2025	53,216	—
						$529,362	—

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
At 10-31-25, the aggregate cost of investments for federal income tax purposes was $143,076,814. Net unrealized appreciation aggregated to $231,740, of which $1,710,425 related to gross unrealized appreciation and $1,478,685 related to gross unrealized depreciation.
See Notes to consolidated financial statements regarding investment transactions and other derivatives information.
13	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 10-31-25

Assets
Unaffiliated investments, at value (Cost $140,937,690)	$142,779,192
Unrealized appreciation on forward foreign currency contracts	529,362
Foreign currency, at value (Cost $3,662,837)	3,677,795
Dividends and interest receivable	1,346,649
Collateral on reverse repurchase agreements	920,000
Receivable for investments sold	71,508
Other assets	138,012
Total assets	149,462,518
Liabilities
Payable for open reverse repurchase agreements, at value (cost $45,421,892)	45,452,867
Due to custodian	860,000
Payable for investments purchased	28,709
Payable for delayed-delivery securities purchased	3,469,477
Payable to affiliates
Investment management fees	9,923
Accounting and legal services fees	3,311
Trustees’ fees	140
Other liabilities and accrued expenses	158,016
Total liabilities	49,982,443
Net assets	$99,480,075
Net assets consist of
Paid-in capital	$99,549,641
Total distributable earnings (loss)	(69,566)
Net assets	$99,480,075

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($102,667 ÷ 5,176 shares)	$19.84
Class I ($82,660,615 ÷ 4,163,436 shares)	$19.85
Class U ($16,716,793 ÷ 844,302 shares)	$19.80
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[1]	$20.35

[1]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CQS Asset Backed Securities Fund	14

CONSOLIDATED STATEMENT OF OPERATIONS For the period ended 10-31-251

Investment income
Interest	$8,709,696
Dividends	223,541
Total investment income	8,933,237
Expenses
Investment management fees	1,343,429
Distribution and service fees	35,220
Interest expense	920,148
Accounting and legal services fees	12,743
Transfer agent fees	35,499
Trustees’ fees	50,298
Custodian fees	35,234
State registration fees	8,292
Printing and postage	23,476
Professional fees	385,801
Offering and organization costs	618,711
Other	10,872
Total expenses	3,479,723
Less expense reductions	(728,996)
Net expenses	2,750,727
Net investment income	6,182,510
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(2,934,688)
Forward foreign currency contracts	(1,471,789)
Swap contracts	(1,544,433)
(5,950,910)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,960,378
Forward foreign currency contracts	529,362
2,489,740
Net realized and unrealized loss	(3,461,170)
Increase in net assets from operations	$2,721,340
[1] Period from 1-21-25 (commencement of operations) to 10-31-25.
15	JOHN HANCOCK CQS Asset Backed Securities Fund | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Period ended 10-31-25[1]
Increase (decrease) in net assets
From operations
Net investment income	$6,182,510
Net realized loss	(5,950,910)
Change in net unrealized appreciation (depreciation)	2,489,740
Increase in net assets resulting from operations	2,721,340
Distributions to shareholders
From earnings
Class A	(3,474)
Class I	(2,790,553)
Class U	(265,878)
Total distributions	(3,059,905)
From fund share transactions	99,718,640
Total increase	99,380,075
Net assets
Beginning of period	100,000
End of period	$99,480,075

[1]	Period from 1-21-25 (commencement of operations) to 10-31-25.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CQS Asset Backed Securities Fund	16

CONSOLIDATED STATEMENT OF CASH FLOWS For the period ended 10-31-251

Cash flows from operating activities
Net increase in net assets from operations	$2,721,340
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(144,321,057)
Long-term investments sold	13,664,435
Net purchases and sales of short-term investments	(7,351,381)
Net amortization (accretion) of premium (discount)	268,667
(Increase) Decrease in assets:
Unrealized appreciation on forward foreign currency contracts	(529,362)
Dividends and interest receivable	(1,346,649)
Collateral on open reverse repurchase agreements	(920,000)
Other assets	(138,012)
Increase (Decrease) in liabilities:
Payable to affiliates	13,374
Other liabilities and accrued expenses	158,016
Net change in unrealized (appreciation) depreciation on:
Unaffiliated investments	(1,841,502)
Net realized (gain) loss on:
Unaffiliated investments	182,111
Net cash used in operating activities	$(139,440,020)
Cash flows provided by (used in) financing activities
Increase in due to custodian	860,000
Borrowings from reverse repurchase agreements	158,132,344
Repayments of reverse repurchase agreements	(112,679,477)
Fund shares sold	96,704,948
Net cash flows provided by financing activities	$143,017,815
Net increase in cash	$3,577,795
Cash at beginning of period (including foreign currency)	$100,000
Cash at end of period (including foreign currency)	$3,677,795
Supplemental disclosure of cash flow information:
Cash paid for interest	$(719,662)
Noncash financing activities not included herein consists of reinvestment of distributions	$3,013,692
Cash impact from foreign exchange fluctuations:
Net change in appreciation (depreciation) in foreign currency	$14,958
Foreign currency net change in appreciation (depreciation) on reverse repurchase agreements	$169,510
Foreign currency realized gain (loss) on reverse repurchase agreements	$(2,876,732)

[1]	Period from 1-21-25 (commencement of operations) to 10-31-25.
17	JOHN HANCOCK CQS Asset Backed Securities Fund | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS A SHARES Period ended	10-31-25[1]
Per share operating performance
Net asset value, beginning of period	$20.00
Net investment income[2]	1.42
Net realized and unrealized gain (loss) on investments	(0.89)
Total from investment operations	0.53
Less distributions
From net investment income	(0.69)
Net asset value, end of period[3]	$19.84
Total return (%)[4,5]	2.64[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.49[8]
Expenses including reductions[9]	4.46[8]
Net investment income	9.40[10]
Portfolio turnover (%)	13
Total debt outstanding end of period (in millions)	$45
Asset coverage per $1,000 of debt[11]	$3,189

[1]	Period from 1-21-25 (commencement of operations) to 10-31-25.
[2]	Based on average daily shares outstanding.
[3]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Expenses including reductions excluding interest expense were 3.04% (annualized) for the period ended October 31, 2025.
[10]	Annualized.
[11]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CQS Asset Backed Securities Fund	18

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS I SHARES Period ended	10-31-25[1]
Per share operating performance
Net asset value, beginning of period	$20.00
Net investment income[2]	1.47
Net realized and unrealized gain (loss) on investments	(0.91)
Total from investment operations	0.56
Less distributions
From net investment income	(0.71)
Net asset value, end of period[3]	$19.85
Total return (%)[4]	2.85[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$83
Ratios (as a percentage of average net assets):
Expenses before reductions	5.24[6]
Expenses including reductions[7]	4.21[6]
Net investment income	9.65[8]
Portfolio turnover (%)	13
Total debt outstanding end of period (in millions)	$45
Asset coverage per $1,000 of debt[9]	$3,189

[1]	Period from 1-21-25 (commencement of operations) to 10-31-25.
[2]	Based on average daily shares outstanding.
[3]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Expenses including reductions excluding interest expense were 2.79% (annualized) for the period ended October 31, 2025.
[8]	Annualized.
[9]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
19	JOHN HANCOCK CQS Asset Backed Securities Fund | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS U SHARES Period ended	10-31-25[1]
Per share operating performance
Net asset value, beginning of period	$20.00
Net investment income[2]	1.51
Net realized and unrealized gain (loss) on investments	(1.06)
Total from investment operations	0.45
Less distributions
From net investment income	(0.65)
Net asset value, end of period[3]	$19.80
Total return (%)[4]	2.29[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	5.99[6]
Expenses including reductions[7]	4.96[6]
Net investment income	8.89[8]
Portfolio turnover (%)	13
Total debt outstanding end of period (in millions)	$45
Asset coverage per $1,000 of debt[9]	$3,189

[1]	Period from 1-21-25 (commencement of operations) to 10-31-25.
[2]	Based on average daily shares outstanding.
[3]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Expenses including reductions excluding interest expense were 3.54% (annualized) for the period ended October 31, 2025.
[8]	Annualized.
[9]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CQS Asset Backed Securities Fund	20

Notes to consolidated financial statements
Note 1—Organization
John Hancock CQS Asset Backed Securities Fund (the fund) is a continuously offered, closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to generate a return comprised of both current income and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Shares may be purchased through brokers, dealers, investment advisers, banks and other intermediaries that have entered into selling agreements with John Hancock Investment Management Distributors LLC or as otherwise set forth in the fund’s prospectus. The fund’s shares are not listed on any securities exchange and it is not anticipated that a secondary market for fund’s shares will develop. The fund is operated as an “interval fund” and, in order to provide a degree of liquidity to shareholders, the fund will make regular offers to repurchase between 5% and 25% of its outstanding Class A, Class I and Class U shares at the current net asset value per share, on a quarterly basis, pursuant to Rule 23c-3 under the 1940 Act.
The fund commenced operations on January 21, 2025. Prior to commencement of operations, the fund had no operations other than those relating to organizational matters and the sale of 5,000 of its Class U shares on December 2, 2024 for $100,000 to the initial shareholder, John Hancock Life Insurance Company (U.S.A.), at the initial subscription price of $20.00.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of John Hancock Asset Backed Securities Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on November 12, 2024, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by CQS (US), LLC (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). As of October 31, 2025, the net assets of the subsidiary were $16,126,697 representing 16.21% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and the subsidiary.
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing
21	JOHN HANCOCK CQS Asset Backed Securities Fund |

vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of October 31, 2025, by major security category or type:
	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Collateralized mortgage obligations	$51,136,256	—	$51,136,256	—
Asset-backed securities	79,428,509	—	79,428,509	—
Profit participating notes	3,469,477	—	3,469,477	—
Credit-linked notes	1,365,647	—	1,365,647	—
Short-term investments	7,379,303	$7,379,303	—	—
Total investments in securities	$142,779,192	$7,379,303	$135,399,889	—
Liabilities
Reverse repurchase agreements	$(45,452,867)	—	$(45,452,867)	—
Derivatives:
Assets
Forward foreign currency contracts	529,362	—	529,362	—
Reverse repurchase agreements. The fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the fund delivers a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The fund is entitled to receive principal and interest payments, if any, made on the
| JOHN HANCOCK CQS Asset Backed Securities Fund	22

security delivered to the counterparty during the term of the agreements. In addition, cash collateral received from the counterparty to cover appreciation on the underlying security, if any, is shown on the Consolidated statement of assets and liabilities as Payable for collateral on open reverse repurchase agreements. Obligation to repay cash received by a fund, if any, is shown on the Consolidated statement of assets and liabilities as Payable for open reverse repurchase agreements.
Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. In the event of a default by the counterparty, recovery of the security transferred by the fund may be delayed or the fund may incur a loss equal to the amount by which the value of the security transferred by the fund exceeds the repurchase price payable by the fund.
The following table summarizes the open reverse repurchase agreements at October 31, 2025:
Counterparty	Borrowing rate	Settlement date	Maturity date	Amount borrowed	Payable for reverse repurchase agreements
Barclays Bank PLC	5.309%	10-24-25	1-23-26	$(1,905,026)	$(1,907,274)
Barclays Bank PLC	5.380%	10-8-25	1-8-26	(5,007,923)	(5,025,885)
Barclays Bank PLC	5.400%	9-26-25	1-9-26	(4,059,923)	(4,081,847)
Barclays Bank PLC	5.626%	8-12-25	11-12-25	(3,698,189)	(3,745,002)
Royal Bank of Canada	2.820%	8-4-25	11-4-25	EUR (1,090,567)	(1,265,922)
Royal Bank of Canada	2.830%	10-3-25	1-7-26	(733,605)	(847,537)
Royal Bank of Canada	2.910%	8-7-25	11-7-25	(4,468,428)	(5,186,824)
Royal Bank of Canada	2.920%	8-4-25	11-4-25	(1,957,959)	(2,273,349)
Societe Generale SA	3.010%	10-21-25	1-21-26	(2,080,910)	(2,400,785)
UBS AG	2.910%	8-12-25	11-12-25	(3,227,196)	(3,744,518)
UBS AG	2.973%	10-28-25	1-28-26	(4,237,483)	(4,885,961)
UBS AG	3.010%	8-12-25	11-12-25	(719,133)	(834,600)
UBS AG	3.073%	10-28-25	1-28-26	(4,463,968)	(5,147,163)
UBS AG	5.265%	10-17-25	1-21-26	$(1,954,149)	(1,958,436)
UBS AG	5.344%	10-8-25	1-8-26	(2,140,139)	(2,147,764)
					$(45,452,867)
Collateral with a market value of $24,538,979, $14,306,956, $3,730,630 and $26,291,185, have been pledged to Barclays Bank PLC, Royal Bank of Canada, Societe Generale SA and UBS AG, respectively, in connection with open reverse repurchase agreements. Cash collateral of $370,000 and $550,000 has also been pledged to Royal Bank of Canada and UBS AG, respectively. The average borrowings by the fund and the weighted average interest rate for the period the fund entered into reverse repurchase agreements amounted to $33,364,724 and 3.66%, respectively.
Profit participating notes. The Fund may invest in profit participating notes (“PPNs”), which are typically privately offered and sold. PPNs are intended to provide exposure to the economic performance of the issuing entity by linking returns to its profitability. Investments in PPNs generally represent the right to receive payments based on a percentage of the issuer’s profits and repayment of principal at maturity, subject to the terms of the note.  In addition to the risks associated with the issuer’s underlying business operations, an investment in a PPN
23	JOHN HANCOCK CQS Asset Backed Securities Fund |

is subject to liquidity risk, market risk, credit risk, and the risk that the issuer will be unwilling or unable to meet its obligations under the note. Because payments are contingent on profitability, returns may be highly variable and could be significantly lower than those of traditional fixed-income instruments.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Residual interests. The fund may make substantial investments in unsecured equity tranches and equivalent junior subordinate securities of structured finance vehicles. Such residuals will represent subordinated interests in the relevant structured finance vehicle only and are not secured by any assets of such structured finance vehicle. Residuals will be subordinated to all other securities of the structured finance vehicle and all other amounts due under the priority of payments set forth in the operative documents of such structured finance vehicle. As such, the greatest risk of loss relating to defaults in the collateral or asset portfolio of the structured finance vehicle is borne by the residuals. The fund, therefore, as holder of the residuals, will rank behind all of the creditors, whether secured or unsecured and known or unknown, of the structured finance vehicle.
Credit-linked notes. The fund may purchase credit-linked notes, which are typically privately offered and sold. Credit-linked notes are intended to replicate the economic effects that would apply had the fund directly purchased the underlying reference asset(s). Investments in credit-linked notes represent the right to receive periodic income payments and payment of principal at the end of the term of the note. In addition to the risks associated with the underlying reference instrument, an investment in a credit-linked note is also subject to liquidity risk, market risk, interest rate risk and the risk that the counterparty will be unwilling or unable to meet its obligations under the note.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before
| JOHN HANCOCK CQS Asset Backed Securities Fund	24

its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Interest income from investments in residual interest securities is recognized based on the estimated effective yield utilizing expected cash flows. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. The fund incurred organization costs of $215,734 and offering costs of $519,741 upon commencement of operations. Organization costs are expensed as
25	JOHN HANCOCK CQS Asset Backed Securities Fund |

incurred. Offering costs are amortized over the fund’s first year of operations. $402,977 of offering costs were expensed during the period ended October 31, 2025 and $116,764 of unamortized offering costs are included in Other assets within the Consolidated statement of assets and liabilities.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2025, the fund has a short-term capital loss carryforward of $1,486,722 and a long-term capital loss carryforward of $391,492 available to offset future net realized capital gains. These carryforwards do not expire.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally makes cash distributions quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the period ended October 31, 2025 was as follows:
October 31, 2025
Ordinary income	$3,059,905
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2025, the components of distributable earnings on a tax basis consisted of $1,606,247 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s consolidated financial statements as a return of capital.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, amortization and accretion on debt securities, derivative transactions and securities investments in passive foreign investment companies.
Note 3—Derivative instruments
The fund or its subsidiary may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
| JOHN HANCOCK CQS Asset Backed Securities Fund	26

Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund or its subsidiary may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Consolidated Fund’s investments, or if cash is posted, on the Consolidated statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the period ended October 31, 2025, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging up to $45.6 million, as measured at period end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Consolidated statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments
27	JOHN HANCOCK CQS Asset Backed Securities Fund |

received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the period ended October 31, 2025, the fund used credit default swap contracts as the buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging up to $25.6 million, as measured at each quarter end. There were no open CDS contracts where the fund acted as buyer as of October 31, 2025.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at October 31, 2025 by risk category:
Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$529,362	—
Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended October 31, 2025:
	Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts	Swap contracts	Total
Currency	$(1,471,789)	—	$(1,471,789)
Credit	—	$(1,544,433)	(1,544,433)
Total	$(1,471,789)	$(1,544,433)	$(3,016,222)
| JOHN HANCOCK CQS Asset Backed Securities Fund	28

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended October 31, 2025:
Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$529,362
Note 4—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock  Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as distributor and principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays the Advisor a fee, accrued daily and paid monthly, at an annual rate of as follows: 1.50% of all the fund’s average daily managed assets. Managed assets is defined as the total assets of the fund (including any assets attributable to any preferred shares that may be issued or to be indebtedness), minus the fund’s liabilities incurred in the normal course of operations other than liabilities relating to indebtedness. The Advisor has a subadvisory agreement with CQS (US), LLC, an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended October 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which “Other expenses” of the fund incurred in the ordinary course of the fund’s business, exceed 0.50% of average daily managed net assets of the fund. “Other expenses” means all the expenses of the fund, excluding: advisory and incentive fees, interest expenses and other borrowing related costs, fees and expenses, 12b-1 fees; any cashiering or other investment servicing fees; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the fund; taxes; short dividends; acquired fund fees and expenses, which are based on indirect net expenses associated with the fund’s investments in underlying investment companies; class specific expenses; portfolio brokerage commissions; expenses related to, or incurred by, special purpose vehicles or other subsidiaries of the fund held directly or indirectly by the fund; expenses, including legal expenses, related to investments of the fund;
29	JOHN HANCOCK CQS Asset Backed Securities Fund |

and expenses, including legal expenses, related to co-investment transactions involving the fund. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the period ended October 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$848
Class I	660,523
Class	Expense reduction
Class U	$67,625
Total	$728,996

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended October 31, 2025, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily managed net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the period ended October 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class U	0.75%
Sales charges. Class A shares may be subject to a sales charge of up to 2.50%. Such sales load will not form part of an investor’s investment in the fund. Any sales load will reduce the amount of an investor’s initial or subsequent investment in the fund, and the impact on a particular investor’s investment returns would not be reflected in the returns of the fund. The sales load may be waived in certain circumstances at the Advisor’s discretion. During the period ended October 31, 2025, no sales charges were assessed.
Class level expenses. Class level expenses for the period ended October 31, 2025 were as follows:
Class	Distribution and service fees
Class A	$193
Class U	35,027
Total	$35,220
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.
Co-investment. Pursuant to an Exemptive Order issued by the SEC, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Subadvisor and its affiliates. The fund is permitted to co-invest with affiliates if certain conditions are met. Under the order, the fund will be permitted to co-invest with affiliates if a “required majority” (as defined in the 1940 Act) of the fund’s independent Trustees make certain conclusions in connection with a co-investment transaction,
| JOHN HANCOCK CQS Asset Backed Securities Fund	30

including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and its shareholders and do not involve overreaching of the fund or its shareholders by any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies. During the period ended October 31, 2025, investments entered into by the fund pursuant to the exemptive order amounted to EUR 3,010,000.
Note 6—Fund share transactions
The fund currently accepts purchases of shares on a daily basis. Transactions in fund shares for the period ended October 31, 2025 were as follows:
	Period ended 10-31-25[1]
	Shares	Amount
Class A shares
Sold	5,000	$100,000
Issued pursuant to Dividend Reinvestment Plan	176	3,474
Net increase	5,176	$103,474
Class I shares
Sold	4,023,290	$80,370,448
Issued pursuant to Dividend Reinvestment Plan	140,146	2,765,135
Net increase	4,163,436	$83,135,583
Class U shares
Sold	831,892	$16,234,500
Issued pursuant to Dividend Reinvestment Plan	12,410	245,083
Net increase	844,302	$16,479,583
Total net increase	5,012,914	$99,718,640

[1]	Period from 1-21-25 (commencement of operations) to 10-31-25.
Affiliates of the fund owned 100%, 77% and 1% of shares of Class A, Class I and Class U, respectively, on October 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
The fund is operated as an “interval fund” and, in order to provide a degree of liquidity to the shareholders of the fund (“shareholders”), the fund has adopted a fundamental policy pursuant to Rule 23c-3 under the 1940 Act, to make regular offers to repurchase between 5% and 25% of its outstanding Class I, Class A and Class U shares at the current net asset value (“NAV”) per share. Quarterly repurchase offers will occur in the months of March, June, September and December. Notices of each quarterly repurchase offer are sent to shareholders of the fund of record at least 21 days before the repurchase request deadline (the repurchase request deadline is the latest date on which shareholders wishing to tender shares for repurchase in response to a repurchase offer can tender their shares). The date on which the repurchase price for shares is determined will occur no later than the 14th day after the repurchase request deadline (or the next business day, if the 14th day is not a business day). There is no minimum number of shares that must be tendered before the fund will honor repurchase requests. However, the fund’s Board of Trustees set for each repurchase offer a maximum percentage of shares that may be repurchased by the fund. In the event a repurchase offer by the fund is oversubscribed, the fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the fund. The fund conducted two quarterly repurchase offers during the period ended October 31, 2025. The fund offered
31	JOHN HANCOCK CQS Asset Backed Securities Fund |

to repurchase up to of 10% of the net assets of the fund as of the valuation date for the repurchase offer, June 17, 2025 ($19.52, $19.54 and $19.50 for Class A, Class I and Class U, respectively) and September 17, 2025 ($20.10, $20.13 and $20.06 for Class A, Class I and Class U, respectively). No shares were tendered for repurchase.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $147,791,321 and $13,735,943, respectively, for the period ended October 31, 2025.
Note 8—Country concentration risk
The fund may invest a large percentage of its assets in a single country or region. The fund’s performance could be disproportionately affected by factors particular to that country or region. These factors may include economic or political changes, acts of terrorism, natural disasters, reliance on trading partners or natural resources, detrimental budget deficits and other financial difficulties. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher rates of inflation, interest, and unemployment, and greater social, economic, and political uncertainties, than more developed countries.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Consolidated statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Consolidated statement of operations, which includes “Increase (decrease) in net assets from operations”, Consolidated statement of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Consolidated financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK CQS Asset Backed Securities Fund	32

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of John Hancock CQS Asset Backed Securities Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of John Hancock CQS Asset Backed Securities Fund (the “Fund”), including the consolidated Fund’s investments, as of October 31, 2025, and the related consolidated statements of operations, changes in net assets and cash flows, the consolidated financial highlights for the period from January 21, 2025 (commencement of operations) to October 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund at October 31, 2025, and the consolidated results of its operations, changes in its net assets, its cash flows, and its consolidated financial highlights for the period from January 21, 2025 (commencement of operations) to October 31, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more John Hancock investment companies since 2019.
December 23, 2025
33	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable period ended October 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND	34

ADDITIONAL INFORMATION

Unaudited
The fund is a continuously offered, non diversified, closed-end management investment company, common shares of which were initially offered to the public on January 21, 2025.
Dividends and distributions
During the period ended October 31, 2025, distributions from net investment income totaling $0.6889, $0.7084 and $0.6502 per share were paid to shareholders for Class A, Class I and Class U, respectively. The dates of payments and the amounts per share were as follows:
Payment Date	Class A	Class I	Class U
March 31, 2025	$0.2849	$0.2921	$0.2705
September 30, 2025	0.4040	0.4163	0.3797
Total	$0.6889	$0.7084	$0.6502
Dividend reinvestment plan
Pursuant to the Dividend Reinvestment Plan (DRP) established by the fund, each shareholder will automatically be a participant under the DRP and have all income distributions, whether dividend distributions or capital gains distributions, automatically reinvested in additional shares. Election not to participate in the DRP and to receive all income distributions, whether dividend distributions or capital gains distributions, in cash may be made by notice to a shareholder’s intermediary (who should be directed to inform the fund). A shareholder is free to change this election at any time. A shareholder whose shares are registered in the name of a nominee (such as an intermediary) must contact the nominee regarding its status under the DRP, including whether such nominee will participate on such shareholder’s behalf as such nominee will be required to make any such election.
Generally, for U.S. federal income tax purposes, shareholders receiving shares under the DRP will be treated as having received a distribution equal to amount payable to them in cash as a distribution had the shareholder not participated in the DRP.
Shares will be issued pursuant to the DRP at their NAV. There is no sales load or other charge for reinvestment. A request for change of participation/non-participation status in the DRP must be received by the fund within the above timeframe to be effective for that dividend or capital gain distribution. The fund may terminate the DRP at any time upon written notice to the participants in the DRP. The fund may amend the DRP at any time upon 30 days’ written notice to the participants. Any expenses of the DRP will be borne by the fund.
A shareholder holding shares that participate in the DRP in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the DRP. For further information on the DRP contact the fund at 800-225-6020.
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
John Hancock Alts
P.O.Box 219285
Kansas City, MO 64121-9285
35	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND |

Registered or Overnight Mail:
John Hancock Alts
801 Pennsylvania Ave
Suite 219285
Kansas City, MO 64105-1307
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
| JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND	36

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan,[2] Born: 1945	2024	179
Trustee and Chairperson of the Board
Trustee of Berklee College of Music (since 2022); Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
William K. Bacic,[2,4] Born: 1956	2025	176
Trustee
Director, Audit Committee Chairman, and Risk Committee Member, DWS USA Corp. (formerly, Deutsche Asset Management) (2018-2024); Senior Partner, Deloitte & Touche LLP (1978- retired 2017, including prior positions), specializing in the investment management industry. Trustee of various trusts within the John Hancock Fund Complex (since 2025).
William H. Cunningham,[2,4] Born: 1944	2024	176
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Chairman of the Board, Nuclein (since 2020); Director, Southwest Airlines (2000-2024). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey,[2] Born: 1946	2024	179
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2024	176
Non-Independent Trustee
Global Head of Institutional for Manulife (since 2025); Global Head of Retail for Manulife (2022-2025); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (2018-2023); Director and Chairman, John Hancock Investment Management LLC (2005-2023, including prior positions); Director and Chairman, John Hancock Variable Trust Advisers LLC (2006-2023, including prior positions); Director and Chairman, John Hancock Investment Management Distributors LLC (2004-2023, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

37	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND |

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Kristie M. Feinberg,[5] Born: 1975	2025
President (Chief Executive Officer and Principal Executive Officer)
Head of Retail, Manulife Investment Management (since 2025); Head of Wealth & Asset Management, U.S. and Europe, for John Hancock and Manulife (2023–2025); Director and Chairman, John Hancock Investment Management LLC (since 2023); Director and Chairman, John Hancock Variable Trust Advisers LLC (since 2023); Director and Chairman, John Hancock Investment Management Distributors LLC (since 2023); CFO and Global Head of Strategy, Manulife Investment Management (2021–2023, including prior positions); CFO Americas & Global Head of Treasury, Invesco, Ltd., Invesco US (2019–2020, including prior positions); Senior Vice President, Corporate Treasurer and Business Controller, Oppenheimer Funds (2001–2019, including prior positions); President (Chief Executive Officer and Principal Executive Officer) of various trusts within the John Hancock Fund Complex (since 2023, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2025).
Fernando A. Silva, Born: 1977	2024
Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)
Director, Fund Administration and Assistant Treasurer, John Hancock Funds (2016-2020); Assistant Treasurer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Assistant Vice President, John Hancock Life & Health Insurance Company, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (since 2021); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2024) .
Salvatore Schiavone, Born: 1965	2024
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2024
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2024
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Fund does not make available copies of its Statement of Additional Information because the Fund’s shares are not continuously offered and the Statement of Additional Information has not been updated since the Fund’s last public offering, therefore the information contained in the Statement of Additional Information may be outdated.
| JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND	38

[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain of its affiliates.
[4]	Mr. Cunningham no longer serves as Trustee effective December 31, 2025. Mr. Bacic serves as Trustee effective January 1, 2026.
[5]	Ms. Feinberg serves as President, Chief Executive Officer, and Principal Executive Officer effective September 22, 2025.
39	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND |

More information
Trustees
Hassell H. McClellan, Chairperson*
Andrew G. Arnott†
William K. Bacic*,1
William H. Cunningham*,2
Grace K. Fey*
Officers
Kristie M. Feinberg3
President (Chief Executive Officer and Principal Executive Officer)
Fernando A. Silva
Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
CQS (US), LLC
Portfolio Manager
Jason Walker
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
SS&C GIDS, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
Ernst & Young LLP

† Non-Independent Trustee
* Member of the Audit Committee
1 Mr. Bacic serves as Trustee effective January 1, 2026.
2 Mr. Cunningham no longer serves as Trustee effective December 31, 2025.
3 Ms. Feinberg serves as President, Chief Executive Officer, and Principal Executive Officer effective September 22, 2025.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-6020.
You can also contact us:
844-292-8018	Regular mail:	Express mail:
jhinvestments.com	John Hancock Alt P.O. Box 219285 Kansas City, MO 64121-9285	John Hancock Alts 801 Pennsylvania Ave Suite 219285 Kansas City, MO 64105-1307
| JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND	40

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John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock CQS Asset Backed Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4947233	10006A 10/25
12/25

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Grace K. Fey is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $80,000 for the fiscal period ended October 31, 2025. John Hancock CQS Asset Backed Securities Fund commenced operations on January 21, 2025. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was reviews in conjunction with registration statement filings. Amounts billed to the registrant were $15,000 for fiscal period ended October 31, 2025.

 (c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $17,000 for the fiscal period ended October 31, 2025. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 for the fiscal period ended October 31, 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

 The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit- related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

 (f)According to the registrant's principal accountant for the fiscal period ended October 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

 (g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $3,832,530 for the fiscal period ended October 31, 2025.

 (h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

 (j)Not applicable.

 ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

 The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Grace K. Fey - Chairperson

 William H. Cunningham

Hassell H. McClellan

 ITEM 6. SCHEDULE OF INVESTMENTS.

 (a) Refer to information included in Item 1.

(b) Not applicable.

 ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

 ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

 ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

 ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

 ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 1, if applicable.

 ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 See attached exhibit "Proxy Voting Policies and Procedures".

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Information about the CQS (US), LLC portfolio manager who is primarily responsible for the day-to-day investment management of John Hancock CQS Asset Backed Securities Fund is below. It provides a brief summary of his business career over the past five years. Information is provided as of the filing date of this N-CSR.

Jason Walker

Co-CIO Manulife | CQS Investment Management

Joined CQS (UK) LLP in 2010

Began business career in 1995

Managed the fund since inception in 2025

Portfolio Managers and Other Accounts Managed

The following tables provide information regarding other accounts for which the portfolio manager listed above has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance- based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below is the portfolio manager’s investment in the fund.

The following table provides information as of October 31, 2025:

	Registered Investment		Other Pooled Investment
	Companies			Vehicles	Other Accounts

	Number		Number		Number
	of	Total Assets	of	Total Assets	of	Total Assets
	Accounts	$Million	Accounts	$Million	Accounts	$Million

Jason	1	$99.5	4	$1,300	8	$1,360

Walker

Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below:

	Registered Investment		Other Pooled Investment
	Companies			Vehicles	Other Accounts

	Number		Number		Number
	of	Total Assets	of	Total Assets	of	Total Assets
	Accounts	$Million	Accounts	$Million	Accounts	$Million

Jason	0	$0	4	$1,300	1	$400
Walker

Portfolio Manager Ownership of Shares of the Fund

The following table indicates as of October 31, 2025, the value of shares beneficially owned by the portfolio manager in the fund.

Portfolio Manager	Range of Beneficial Ownership in the Fund
Jason Walker	none

Conflicts of Interest. Conflicts of interest exist whenever a portfolio manager simultaneously manages multiple accounts. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the fund, which may have different investment guidelines and objectives. In addition to the fund, these accounts may include accounts of other registered investment companies for which the Subadvisor serves as sub-advisor, private pooled investment vehicles and other accounts. The Subadvisor has adopted aggregation and allocation of investments procedures designed to ensure that all of its clients are treated fairly and equitably over time and to prevent this form of conflict from influencing the allocation of investment opportunities among its clients. As a general matter, the Subadvisor will offer clients the right to participate in all investment opportunities that it determines are appropriate for the client in view of relative amounts of capital available for new investments, each client’s investment program, and the then current portfolios of its clients at the time an allocation decision is made. As a result, in certain situations priority or weighted allocations can be expected to occur in respect of certain accounts, including but not limited to situations where clients have differing: (A) portfolio concentrations with respect to geography, asset class, issuer, sector or rating, (B) investment restrictions,

(C)tax or regulatory limitations, (D) leverage limitations or volatility targets, (E) ramp up or ramp down scenarios or (F) counterparty relationships. The Subadvisor maintains conflicts of interest policies and procedures containing provisions designed to prevent potential conflicts related to personal trading, allocation, and fees among other potential conflicts of interest. Such potential conflicts and others are disclosed in Subadvisor’s Form ADV Part 2A filing.

Compensation of Portfolio Managers

The Subadvisor follows a remuneration strategy that promotes an effective risk management culture, aligning the interests of its clients, the firm, and its staff. All remuneration is made on a discretionary basis and incorporates a number of factors, including an individual’s performance, as assessed across a range of metrics, including, where relevant, the performance of any funds that they manage.

The Subadvisor’s remuneration framework includes deferral arrangements whereby 40- 60% of performance-related pay is invested in funds managed by the Subadvisor and/or its affiliates and pays out to staff over a three-year period. The extent of the deferred amount is dependent on regulatory status of the individual, their seniority and overall compensation level. Portfolio managers align with investors by investing in their own strategies.

As part of the acquisition by Manulife Investment Management, long-term incentive plan awards have been made to key staff, including portfolio managers, for retention and incentivization purposes.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Proxy Voting Policies and Procedures are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock CQS Asset Backed Securities Fund

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	December 23, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	December 23, 2025